CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Current portion of lease liabilities	$ 28.4	$ 16.0
Current portion of unrealized fair value of derivative liabilities	21.3	4.3
Other current liabilities	$ 49.7	$ 20.3